December 14, 1998

U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Form 24F-2 for The Rodney Square Fund
    File No. 2-76333

Dear Sir/Madam:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files its Form 24F-2.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-1170.

Very truly yours,

Theresa M. Thompson
Secretary





                 U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer: The Rodney Square Fund
                                Rodney Square North
                                1100 North Market Steet
                                Wilmington, DE   19890-0001

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                          [ X ]

3.  Investment Company Act File Number:   811-3406

    Securities Act File Number:   2-76333

4.  (a)  Last day of fiscal year for which this Form is filed:   9/30/98

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [     ]

    (c)  Check box if this is the last time the issuer will be filing this
    form.   [     ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 11,989,803,850

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 11,054,661,395

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $ 0

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $ 11,054,661,395

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item(i)]:        $ 935,142,455

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (0)

    (vii) Multiplier for determining registration fee:    x .000278

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         $ 259,970.00

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
    deducted here: 0.         If there is a number of shares or other
    units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          $ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          $ 259,970.00

9.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:   December 3, 1998

    CIK Number designated to receive payment: 0000700844

    Method of Delivery:

    [X]  Wire Transfer
    [ ]  Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/John J. Kelley
        John J. Kelley
        Treasurer


Date:   December 7, 1998